NET INVESTMENT IN DIRECT FINANCING LEASES - Summary of Risk Classification of Direct Financing Lease Receivables (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Total	$ 121,043,154	$ 84,513,893
Normal [Member]
Total	36,020,088	80,972,723
Abnormal [Member]
Total	$ 85,023,066	$ 3,541,170